Capital Management - Summary of Capital Management (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital Management [Abstract]
Total liabilities	$ 26,729,456	$ 27,615,246
Less: cash and restricted cash	(9,354,805)	(8,721,758)	$ (7,997,008)	$ (2,580,834)
Net debt	17,374,651	18,893,488
Equity attributable to owners of the parent	$ (3,578,669)	$ (4,298,042)